APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS

20.                  APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements of the Company for the year ended 31 December 2011 were approved and authorized for issue by the Board of Directors on 25 April 2012.